Fair Value Measurement - Schedule of Warrants Outstanding and Fair Values (Details) ¥ in Thousands	1 Months Ended		2 Months Ended		12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
November 23, 2022 [member]
Schedule of Warrants Outstanding and Fair Values [Line Items]
Warrants outstanding, fair value beginning balance | shares	5,454,546				10,349,111		5,454,546		5,454,546
Calculated fair value per ADS, fair value beginning balance | $ / shares		$ 0.95				$ 0.85		$ 0.1		$ 0.64
Fair value, beginning balance | ¥	¥ 36,838				¥ 63,380		¥ 3,952		¥ 24,376
Warrants outstanding, Gain (Loss) on change in fair value of warrant liability | shares
Calculated fair value per ADS, Gain (Loss) on change in fair value of warrant liability | $ / shares
Fair value, Gain (Loss) on change in fair value of warrant liability | ¥	¥ (11,219)				¥ (25,630)		¥ 58,818		¥ (20,732)
Warrants outstanding, modification of warrants | shares					9,608,103		4,894,565
Calculated fair value per ADS, modification of warrants | $ / shares
Fair value, modification of warrants | ¥
Warrants outstanding, Exercised | shares					(2,946,220)
Calculated fair value per ADS, Exercised | $ / shares
Fair value, Exercised | ¥					¥ (15,080)
Warrants outstanding, effect of exchange rate changes | shares
Calculated fair value per ADS, effect of exchange rate changes | $ / shares
Fair value, effect of exchange rate changes | ¥	¥ (1,243)				¥ (998)		¥ 610		¥ 308
Warrants outstanding, fair value ending balance | shares	5,454,546		10,349,111		17,010,994		10,349,111		5,454,546
Calculated fair value per ADS, fair value ending balance | $ / shares		$ 0.64		$ 0.85		0.18		0.85		$ 0.1
Fair value, ending balance | ¥	¥ 24,376		¥ 63,380		¥ 21,672		¥ 63,380		¥ 3,952
October 28, 2024 [Member]
Schedule of Warrants Outstanding and Fair Values [Line Items]
Warrants outstanding, fair value beginning balance | shares			761,719		761,719
Calculated fair value per ADS, fair value beginning balance | $ / shares				1.27		0.95
Fair value, beginning balance | ¥			¥ 6,888		¥ 5,176
Warrants outstanding, Gain (Loss) on change in fair value of warrant liability | shares
Calculated fair value per ADS, Gain (Loss) on change in fair value of warrant liability | $ / shares
Fair value, Gain (Loss) on change in fair value of warrant liability | ¥			¥ (1,752)		¥ (2,394)
Warrants outstanding, modification of warrants | shares					707,179
Calculated fair value per ADS, modification of warrants | $ / shares
Fair value, modification of warrants | ¥
Warrants outstanding, effect of exchange rate changes | shares
Calculated fair value per ADS, effect of exchange rate changes | $ / shares
Fair value, effect of exchange rate changes | ¥			¥ 40		¥ (77)
Warrants outstanding, fair value ending balance | shares			761,719		1,468,898		761,719
Calculated fair value per ADS, fair value ending balance | $ / shares				$ 0.95		$ 0.26		$ 0.95
Fair value, ending balance | ¥			¥ 5,176		¥ 2,705		¥ 5,176